Debt - long term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term debt
Term loan	$ 698.7	$ 447.3
Less: debt discount	(11.2)	(6.6)
Less: debt issuance cost	(9.9)	(0.8)
Revolving credit facility		28.0
Total debt	677.6	467.9	$ 241.4
Less: current portion	(83.9)	(42.2)
Total long-term debt	593.7	425.7
Aggregate minimum annual maturities
2016	90.7
2017	110.7
2018	101.1
2019	73.2
2020	323.0
Components of interest expense:
Contractual interest	39.9	24.6	20.0
Amortization of debt discount	3.3	0.5	3.4
Amortization of debt issuance cost	3.5	2.3	2.6
Interest Expense	$ 46.7	$ 27.4	$ 26.0
Amended 2014 loan
Long-term debt
Effective interest rate	5.50%	5.00%